March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 88.9%
BlackRock Advantage Emerging Markets Fund, Class K	1,928,928	$ 19,790,799
BlackRock Real Estate Securities Fund	93,710	1,419,712
BlackRock Tactical Opportunities Fund, Class K	319,047	4,772,941
Diversified Equity Master Portfolio	$122,296,786	122,296,786
International Tilts Master Portfolio	$20,405,328	20,405,328
iShares MSCI Canada ETF(b)	56,055	2,284,241
iShares MSCI EAFE Small-Cap ETF(b)	374,648	23,801,387
iShares Russell 2000 ETF(b)	5,974	1,191,753
		195,962,947
Fixed-Income Funds — 0.3%
BlackRock Diversified Fixed Income Fund, Class K	7,393	69,712
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,269	463,998
		533,710

Security	Shares	Value
Money Market Funds — 23.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	28,641,517	$ 28,655,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	22,277,167	22,277,167
		50,933,005
Total Investments — 112.3% (Cost: $235,694,290)		247,429,662
Liabilities in Excess of Other Assets — (12.3)%		(27,027,477)
Net Assets — 100.0%		$ 220,402,185

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 4,143,199	$ 15,738,956	$ —	$ —	$ (91,356)	$ 19,790,799	1,928,928	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	2,916,275	25,739,549 (a)	—	(150)	164	28,655,838	28,641,517	4,055 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,026,442	—	(28,749,275)(a)	—	—	22,277,167	22,277,167	381,772	—
BlackRock Diversified Fixed Income Fund, Class K	68,114	883	—	—	715	69,712	7,393	867	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(1,913)	—
BlackRock Real Estate Securities Fund	1,389,725	—	—	—	29,987	1,419,712	93,710	—	—
BlackRock Tactical Opportunities Fund, Class K	4,741,036	—	—	—	31,905	4,772,941	319,047	—	—
Diversified Equity Master Portfolio	103,027,587	25,797,935 (a)(d)	—	950,800	(7,479,536)	122,296,786	$122,296,786	411,044	—
International Tilts Master Portfolio	18,683,163	127,694 (a)(d)	—	364,775	1,229,696	20,405,328	$20,405,328	127,694	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	456,100	—	—	—	7,898	463,998	4,269	3,431	—
iShares MSCI Canada ETF	1,770,903	499,354	—	—	13,984	2,284,241	56,055	—	—
iShares MSCI EAFE Small-Cap ETF	3,555,333	19,572,827	—	—	673,227	23,801,387	374,648	—	—
iShares Russell 2000 ETF	1,320,015	—	—	—	(128,262)	1,191,753	5,974	2,747	—
				$ 1,315,425	$ (5,711,578)	$ 247,429,662		$ 929,697	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	24	06/12/25	$ 4,307	$ (37,277)
10-Year U.S. Treasury Note	51	06/18/25	5,683	9,843
Ultra U.S. Treasury Bond	6	06/18/25	737	10,097
S&P/TSE 60 Index	17	06/19/25	3,538	106,278
E-mini Russell 2000 Index	76	06/20/25	7,703	53,713
Micro E-mini S&P 500 Index	362	06/20/25	10,232	54,563
MSCI EAFE Index	33	06/20/25	3,987	(96,249)
MSCI Emerging Markets Index	50	06/20/25	2,777	(52,169)
S&P 500 E-Mini Index	16	06/20/25	4,523	59,099
				107,898
Short Contracts
NASDAQ 100 E-Mini Index	11	06/20/25	4,277	3,248
				$ 111,146
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,236,548	USD	2,253,082	Goldman Sachs International	06/18/25	$ 4,607
CAD	5,165,734	USD	3,596,173	Goldman Sachs International	06/18/25	7,241
USD	389,337	AUD	620,000	Morgan Stanley & Co. International PLC	06/18/25	1,685
USD	106,621	EUR	98,000	Deutsche Bank AG	06/18/25	196
						13,729
AUD	14,399,169	USD	9,081,268	Morgan Stanley & Co. International PLC	06/18/25	(78,249)
JPY	1,312,804,642	EUR	8,282,963	Deutsche Bank AG	06/18/25	(166,949)
JPY	662,820,245	USD	4,464,708	Bank of America N.A.	06/18/25	(7,492)
JPY	351,493,556	USD	2,414,008	Goldman Sachs International	06/18/25	(50,347)
						(303,037)
						$ (289,308)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	1,611	$ 4,842	$ —	$ 4,842
1-day SOFR plus 1.15%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	291	522	—	522
									$ 5,364	$ —	$ 5,364
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 53,260,833	$ —	$ —	$ 53,260,833
Fixed-Income Funds	533,710	—	—	533,710
Money Market Funds	50,933,005	—	—	50,933,005
	$104,727,548	$—	$—	104,727,548
Investments Valued at NAV(a)				142,702,114
				$ 247,429,662
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 276,901	$ 5,364	$ —	$ 282,265
Foreign Currency Exchange Contracts	—	13,729	—	13,729
Interest Rate Contracts	19,940	—	—	19,940
Liabilities
Equity Contracts	(148,418)	(37,277)	—	(185,695)
Foreign Currency Exchange Contracts	—	(303,037)	—	(303,037)
	$148,423	$(321,221)	$—	$(172,798)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate